Bank Loans	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Bank Loans
16	BANK LOANS

	December 31, 2021	December 31, 2020

	S$’000	S$’000
Secured - at amortized cost:
Bank loans	16,810	40,306

Analysed between:
Current portion
Within 1 year	13,847	24,170
Non-current portion
Within 2 to 5 years	2,963	16,136

	16,810	40,306

Interest payable (included in bank loans)	24	308

(i)	Facility I:
On
 September
18
,
2018
, TDCX SG entered into a financing facility with a financial institution lender and drew down a loan with principal amount of S$
30.4
 million. The facility bears an interest rate of
3
% over the prevailing cost of funds for the financial institution lender (as determined by the financial institution lender). The bank loan is denominated in Singapore Dollars with
20
equal quarterly repayments commencing on January
17
,

2019
and matures on
October 17, 2023
.
This financing facility was refinanced on April 29, 2019 as described below.
On April 29, 2019, TDCX SG entered into a revised credit facility with the financial institution lender to provide for borrowings in an aggregate amount of S
$
56.5

million that includes a S
$
7.6

million interest rate derivatives facility, a S
$
20.0

million advance facility, a S
$
27.4

million refinancing facility
and a S
$
1.5

million banker’s guarantee. On October 1, 2019, this revised credit facility was further amended to, among other things, provide for a S
$
5.0

million foreign exchange facility and reduce the S
$
7.6

million interest rate derivatives
facility to S
$
3.5

million. During the year ended December 31, 2020, TDCX SG has made repayments of S$6.0 million.

On
 October 16, 2019 and March 18, 2020, TDCX SG drew down loans of S$10.0 million and S$7.0 million respectively from the advance facility.
This advance facility bears an interest
 rate of 1.25%
per annum over the prevailing cost of funds for the financial institution lender (as determined by the financial institution lender). The loans from the above advance facility have been fully repaid during the year ended December 31, 2021.
On September 3, 2021, TDCX SG entered into a further revised credit facility with the financial institution lender, which provides for borrowings in an aggregate amount of S$43.7 million that
includes a S$3.5 million interest rate derivatives facility, a S$5.0 million foreign exchange facility, a S$20.0 million advance facility, a S$13.7 million multi-currency specific advance facility (“MSAF”) and a S$1.5 million banker’s guarantee, as well as a US$2.0 million standby letter of credit. This further revised credit facility letter supersedes the financial institution lender’s previous credit facility letter on October 16, 2019. The MSAF is a revolving credit facility with nine equal quarterly reduction of
S$1.5
million to its facility limit, commencing on October 19, 2021 until the MSAF is fully repaid on October 19, 2023. During the year ended December 31, 2021, TDCX SG has made repayments of S
$1.5

million of the MSAF. The MSAF bears an interest rate of 1.25% per annum over the prevailing cost of funds for the financial institution lender (as determined by the financial institution lender). The MSAF is repayable on demand at the discretion of the financial institution lender.
On November 18, 2021, the terms for the credit facilities were revised. As part of the revision, a corporate guarantee from the Company was provided as additional security.

(ii)	Facility II:
On April 30, 2020, TDCX SG entered into a temporary bridging loan agreement with the same financial institution lender and subsequently on July 30, 2020, TDCX SG drew down a principal amount of S$5.0 million. The facility bears an interest rate of 2.5% per annum. The bank loan is denominated in Singapore Dollar with 53 equal monthly repayments commencing on March 1, 2021 and matures on August 1, 2025.
During the year ended December 31, 2021, TDCX SG has made repayments of S$0.9 million (2020: S$Nil).

The bank loans under Facility I and Facility II are secured by:

(a)	Personal guarantee from a director;

(b)	Guarantee from TDCXH;

(c)	Charge over a subsidiary’s pledged bank deposits; and

(d)	Corporate guarantee from the Company.
The bank loans contain financial covenants which require TDCXH and TDCX SG to maintain the following:

(a)	TDCX SG’s tangible net worth of not less than S$25 million;

(b)	A ratio of TDCX SG’s total indebtedness to tangible net worth of not more than 2.0 times;

(c)	A ratio of the Group’s consolidated total net debt to EBITDA of not more than 2.0 times;

(d)	The Group’s consolidated debt service coverage ratio of not less than 2 times;

(e)	TDCXH’s consolidated tangible net worth of not less than S$42 million; and

(f)	TDCXH’s consolidated debt service coverage ratio of not less than 3 times.
The Group was in compliance with the above financial covenants for the year ended December 31, 2021. Bank loans approximate fair value at the end of reporting period.

(iii)	Facility III:
On August 30, 2019, a wholly-owned subsidiary in China entered into a credit letter agreement with a third-party financial institution. The credit letter agreement provides for a revolving credit line in an aggregate amount of S$2.5 million (12 million Chinese Yuan (“CNY”)). While the term of this agreement is not defined therein, the term of each withdrawal thereunder is no more than six months. The annual interest rate is the applicable one-year loan prime rate plus 1%. During the year ended December 31, 2021, the subsidiary drew down a loan of S$0.6 million (CNY3 million) from the revolving credit facility with no repayments made since.
In addition to customary covenants and events of default, the subsidiary undertakes to maintain minimum net tangible assets of CNY18 million, not to pay any dividend to its shareholder or change its shareholding structure without the prior written consent of the financial institution and that any loan provided by its shareholder shall be subordinated to this facility agreement. The credit line granted under this facility agreement is guaranteed by a standby letter of credit with an amount of US$2 million issued by the financial institution lender in Facility I.

(iv)	Facility IV:
On March 23, 2021, TDCX acquired 100% of TDCX KY from the
Founder. As part of this transaction,
TDCX entered into a term loan credit facility agreement with a third-party financial institution on March 16, 2021. The credit facility provided for borrowings in an aggregate amount of US$188 million. Contemporaneous with TDCX’s acquisition of the Founder’s shareholder interests in TDCX KY, TDCX drew upon the credit facility on March 23, 2021 and subsequently distributed all S$252 million
(
US$188 million
)
of the proceeds to the Founder (the “2021 Loan”). The 2021 Loan carried interest rate of 3.15% above 3-month London interbank offered rate (“LIBOR”) for the first 18 months and 3.45% above 3-month LIBOR subsequently. The 2021 Loan was scheduled to be repaid on March 23, 2023, with an option to extend for 12 months. If the repayment term was extended for an additional 12 months, the loan was to be repaid in three instalments with the first instalment (being 25% of the outstanding principal) due 24 months after the drawdown of the loan, the second instalment (being a further 25% of the outstanding principal) due 30 months after the drawdown of the loan and the final instalment (the remaining outstanding balance) due 36 months after the drawdown of the loan. The 2021 Loan was guaranteed by TDCXH and TDCX KY and secured by a mortgage of the Founder’s shares in TDCX. Additionally, the Founder was required to maintain an amount equal to 80% of the amount outstanding under the 2021 Loan deposited in a collateralized
bank account with the third-party financial institution. The outstanding borrowings under this term loan credit facility were fully repaid on October 7,
2021.
Reconciliation of liabilities arising from financing activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s statement of cash flows as cash flows from financing activities.

	Bank loans	Lease liabilities (Note 17)
	S$’000	S$’000
At January 1, 2020	34,421	25,461
Financing cash flow	4,496	(14,225)
Bank loan transaction cost	54	—
Non-cash changes:
- Accrued interest	1,335	1,559
- Additions to lease liabilities	—	22,837
- Early termination of lease	—	(2,870)
- Rent concession	—	(521)
- Currency alignment	—	246

At December 31, 2020	40,306	32,487
Financing cash flow	(31,114)	(19,632)
Bank loan transaction cost	416	—
Non-cash changes:
- Accrued interest	6,666	1,529
- Additions to lease liabilities	—	6,863
- Lease modification	—	16,099
- Currency alignment	536	(1,435)

At December 31, 2021	16,810	35,911